Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
January 31, 2025
LCSK6-NPRT3-0425
1.9883969.107
Common Stocks - 98.1%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	2,950	575,954
CANADA - 1.6%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Athabasca Oil Corp (b)	25,500	85,272
Imperial Oil Ltd (a)	11,204	745,237
MEG Energy Corp	6,600	108,218
		938,727
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	2,100	122,892
TOTAL CANADA		1,061,619
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	11,700	125,666
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	1,400	118,230
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	1,255	143,473
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	1,472	254,615
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	1,800	70,275
TOTAL FRANCE		468,363
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR	2,829	780,974
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	7,500	43,268
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	737	34,411
TOTAL ITALY		77,679
NETHERLANDS - 0.7%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	6,450	179,905
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (b)	90	58,962
Merus NV (b)	600	24,564
		83,526
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	1,592	43,907
TOTAL HEALTH CARE		127,433

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	135	99,807
BE Semiconductor Industries NV	480	62,094
		161,901
TOTAL NETHERLANDS		469,239
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	9,400	157,320
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	2,301	77,068
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG (b)	640	77,791
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,566	327,795
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	16,200	17,900
Consumer Staples - 0.5%
Beverages - 0.4%
Diageo PLC ADR	1,628	195,311
Tobacco - 0.1%
British American Tobacco PLC ADR	1,500	59,460
TOTAL CONSUMER STAPLES		254,771

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	500	24,022
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	17,700	131,974
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	4,600	76,884
TOTAL UNITED KINGDOM		505,551
UNITED STATES - 89.8%
Communication Services - 10.7%
Entertainment - 0.6%
Walt Disney Co/The	3,294	372,420
Interactive Media & Services - 9.0%
Alphabet Inc Class A	8,693	1,773,546
Alphabet Inc Class C	7,449	1,531,514
Match Group Inc	3,375	120,488
Meta Platforms Inc Class A	3,273	2,255,686
Snap Inc Class A (b)	18,410	207,849
		5,889,083
Media - 1.1%
Comcast Corp Class A	22,126	744,761
TOTAL COMMUNICATION SERVICES		7,006,264

Consumer Discretionary - 2.9%
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)(b)	2,900	36,423
Broadline Retail - 0.1%
Amazon.com Inc (b)	242	57,519
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc	139	658,521
Expedia Group Inc Class A (b)	576	98,467
Marriott International Inc/MD Class A1	663	192,661
Starbucks Corp	1,612	173,580
		1,123,229
Household Durables - 0.2%
Mohawk Industries Inc (b)	416	50,877
Whirlpool Corp (a)	674	70,777
		121,654
Specialty Retail - 0.9%
Lowe's Cos Inc	1,722	447,789
RH (b)	265	111,064
		558,853
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc Class B	512	39,373
TOTAL CONSUMER DISCRETIONARY		1,937,051

Consumer Staples - 3.9%
Beverages - 1.3%
Coca-Cola Co/The	6,374	404,622
Keurig Dr Pepper Inc	12,107	388,635
Monster Beverage Corp (b)	600	29,225
		822,482
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (b)	1,198	108,191
Sysco Corp	2,077	151,455
Target Corp	1,149	158,459
US Foods Holding Corp (b)	1,289	91,428
Walmart Inc (g)	2,549	250,210
		759,743
Food Products - 0.0%
Lamb Weston Holdings Inc	100	5,994
Personal Care Products - 1.4%
Estee Lauder Cos Inc/The Class A	1,580	131,819
Haleon PLC ADR	40,588	384,369
Kenvue Inc	19,391	412,835
		929,023
Tobacco - 0.0%
Philip Morris International Inc	510	66,402
TOTAL CONSUMER STAPLES		2,583,644

Energy - 6.5%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)	1,100	60,621
Oil, Gas & Consumable Fuels - 6.4%
Exxon Mobil Corp	26,607	2,842,426
Hess Corp	50	6,951
Shell PLC ADR	21,000	1,382,850
		4,232,227
TOTAL ENERGY		4,292,848

Financials - 17.9%
Banks - 12.9%
Bank of America Corp	40,129	1,857,973
Citigroup Inc	1,100	89,573
JPMorgan Chase & Co	2,392	639,382
M&T Bank Corp	1,527	307,293
PNC Financial Services Group Inc/The	3,080	618,926
Truist Financial Corp	500	23,810
US Bancorp	8,817	421,276
Wells Fargo & Co	56,308	4,437,070
		8,395,303
Capital Markets - 2.2%
Charles Schwab Corp/The	502	41,525
KKR & Co Inc Class A	3,443	575,222
Moody's Corp	175	87,402
Morgan Stanley	655	90,672
MSCI Inc	15	8,952
Northern Trust Corp	4,997	561,113
Raymond James Financial Inc	505	85,082
		1,449,968
Financial Services - 2.4%
Apollo Global Management Inc	100	17,098
Corpay Inc (b)	200	76,098
Global Payments Inc	415	46,833
Mastercard Inc Class A	398	221,061
PayPal Holdings Inc (b)	852	75,470
Visa Inc Class A	3,251	1,111,192
		1,547,752
Insurance - 0.4%
Arthur J Gallagher & Co	465	140,347
Chubb Ltd	505	137,299
		277,646
TOTAL FINANCIALS		11,670,669

Health Care - 9.6%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	399	108,253
Exact Sciences Corp (b)	2,000	112,100
Gilead Sciences Inc	400	38,879
Vaxcyte Inc (b)	1,471	129,919
		389,151
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	970	124,092
Becton Dickinson & Co	330	81,708
Boston Scientific Corp (b)	10,831	1,108,661
Masimo Corp (b)	300	52,269
Solventum Corp	918	67,987
		1,434,717
Health Care Providers & Services - 4.2%
Cardinal Health Inc	2,229	275,638
Cigna Group/The	1,935	569,296
Humana Inc	1,455	426,650
McKesson Corp	709	421,678
UnitedHealth Group Inc	2,010	1,090,405
		2,783,667
Life Sciences Tools & Services - 0.3%
Danaher Corp	964	214,722
Thermo Fisher Scientific Inc	35	20,921
		235,643
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co	7,250	427,388
Eli Lilly & Co	520	421,762
GSK PLC ADR	11,675	411,777
Johnson & Johnson	1,561	237,506
		1,498,433
TOTAL HEALTH CARE		6,341,611

Industrials - 16.9%
Aerospace & Defense - 10.2%
Boeing Co (b)	12,689	2,239,862
GE Aerospace (g)	18,141	3,692,963
General Dynamics Corp	561	144,166
Huntington Ingalls Industries Inc	768	151,496
Spirit AeroSystems Holdings Inc Class A (b)	12,700	431,927
Standardaero Inc (a)	200	5,368
Textron Inc	706	54,016
		6,719,798
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	5,095	582,002
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	1,600	69,027
Veralto Corp	339	35,049
		104,076
Construction & Engineering - 0.1%
Centuri Holdings Inc	1,600	35,648
Electrical Equipment - 4.0%
GE Vernova Inc	5,455	2,034,060
Hubbell Inc	360	152,284
Regal Rexnord Corp	780	123,809
Vertiv Holdings Co Class A	2,980	348,720
		2,658,873
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	3,039	173,497
Machinery - 1.2%
Allison Transmission Holdings Inc	905	106,374
Chart Industries Inc (b)	440	93,100
Cummins Inc	216	76,950
Deere & Co	359	171,085
Donaldson Co Inc	1,000	71,190
Nordson Corp	385	84,785
Otis Worldwide Corp	594	56,679
Stanley Black & Decker Inc	394	34,699
Westinghouse Air Brake Technologies Corp	451	93,772
		788,634
Trading Companies & Distributors - 0.0%
Watsco Inc	70	33,501
TOTAL INDUSTRIALS		11,096,029

Information Technology - 19.4%
IT Services - 0.1%
EPAM Systems Inc (b)	125	31,745
IBM Corporation	249	63,669
		95,414
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices Inc	167	35,385
Applied Materials Inc	684	123,359
Broadcom Inc	4,580	1,013,417
Lam Research Corp	1,330	107,797
Marvell Technology Inc	5,632	635,628
Micron Technology Inc	2,200	200,728
NVIDIA Corp	25,610	3,074,993
QUALCOMM Inc	1,572	271,846
Teradyne Inc	700	81,053
		5,544,206
Software - 8.2%
Adobe Inc (b)	1,026	448,824
Autodesk Inc (b)	699	217,627
Intuit Inc	201	120,903
Microsoft Corp	9,707	4,028,987
Oracle Corp	3,165	538,240
		5,354,581
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	7,143	1,685,748
Dell Technologies Inc Class C	355	36,778
		1,722,526
TOTAL INFORMATION TECHNOLOGY		12,716,727

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc	355	119,017
Sherwin-Williams Co/The	56	20,056
		139,073
Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	800	52,336
Residential REITs - 0.1%
Sun Communities Inc	580	73,370
Specialized REITs - 0.5%
American Tower Corp	880	162,756
Crown Castle Inc	2,086	186,238
Equinix Inc	13	11,878
		360,872
TOTAL REAL ESTATE		486,578

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	200	22,398
Edison International	500	27,000
Entergy Corp	558	45,243
PG&E Corp	1,600	25,040
Southern Co/The	6,142	515,621
		635,302
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	320	53,770
Multi-Utilities - 0.0%
Sempra	400	33,171
TOTAL UTILITIES		722,243

TOTAL UNITED STATES		58,992,737
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (b)	53,472	669,251
TOTAL COMMON STOCKS (Cost $38,731,174)		64,485,237

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	1,156,775	1,157,006
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	811,370	811,451
TOTAL MONEY MARKET FUNDS (Cost $1,968,457)			1,968,457

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $40,699,631)	66,453,694
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(731,106)
NET ASSETS - 100.0%	65,722,588

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	9	183,213	230.00	06/20/25	(5,130)
Walmart Inc	Chicago Board Options Exchange	7	68,712	100.00	02/21/25	(1,509)

						(6,639)
TOTAL WRITTEN OPTIONS						(6,639)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $77,068 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,068 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $251,925.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,266,355	12,644,934	13,754,283	128,416	-	-	1,157,006	1,156,775	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,768,852	957,401	268	-	-	811,451	811,370	0.0%
Total	2,266,355	14,413,786	14,711,684	128,684	-	-	1,968,457	1,968,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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